Other (Loss) Income - Summary of Other (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Gain on sale of other assets				$ 2,217
Loss on bond repurchase			(1,759)
Volatile organic compound emission plant lease income	39	617	197	1,045
Impairment of marketable securities	(2,062)		(2,062)
Loss on sale of marketable securities				(420)
Miscellaneous income (loss)	637	(528)	7,480	(410)
Other (loss) income	$ (1,386)	$ 89	$ 3,856	$ 2,432